LOSS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 2. LOSS PER SHARE

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2014	2015	2016
Weighted average number of outstanding shares
Basic	10,785	11,052	11,052
Effect of dilutive securities
Employee share-based compensation	—	—	—
Diluted	10,785	11,052	11,052

Options to purchase 137 thousand, 0 thousand and 0 thousand shares of common stock were not included in dilutive securities for the years ended December 31, 2014, 2015 and 2016, respectively, as the effect would be anti-dilutive.